Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income Tax [Line Items]
Foreign income (loss) before provision for income tax			$ 660	$ (1,123)
Domestic loss before provision for income tax			$ (55,956)	(46,735)
Income tax examination likelihood of unffavorable settlement			The Company recognizes a tax position taken or expected to be taken (and any associated interest and penalties) if it is more likely than not that it will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company measures the tax position at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.
Percentage of income tax benefit being realized upon ultimate settlement			50.00%
Unrecognized tax benefits			$ 0	$ 0
Income tax examination, description			The tax years 2017 through 2021 remain open to examination by the major taxing jurisdictions to which the company is subject. No examinations are currently open.
Effective income tax rate	0.00%	0.10%	0.10%	0.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward				$ 154,932	$ 99,960
Percentage of operating loss caryforwards used to offset future taxable income				80.00%
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses carry forward			$ 6,223
Year Two Thousand And Thirty Seven [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward				$ 25,270
Year Two Thousand And Thirty Seven [Member] | State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses carry forward				$ 4,051
Indefinitely Carry Forward [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward					$ 129,662